Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Due from a third party	[1]		$ 205,726
Office rental deposit		116,899	128,194
Interest receivable		181,337	88,720
Others		153,186	70,400
Total		$ 451,422	$ 493,040

[1]	During the year ended December 31, 2022, the Company sold one of its properties to a third party at cash consideration of $1,323,308 (Note 8), among which the third party paid $1,112,440. The Company recorded the remaining balance as “due from a third party” in the account of other current assets.